Tax-Managed Global Equity Fund: Classes C, E and S

RUSSELL INVESTMENT COMPANY*

Supplement dated March 2, 2007 to

PROSPECTUS DATED MARCH 1, 2007

I.	The following information restates the section entitled “Money Manager Information” for the Emerging Markets Fund in its entirety in the Russell Investment Company Prospectus listed above:

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

Genesis Asset Managers LLP, P.O. Box 466 Barclays Court, Les Echelons, St. Peter Port, Guernsey, GY1 6AW Channel Islands.

Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

* Effective July 1, 2006 Frank Russell Investment Company (“FRIC”) changed its name to Russell Investment Company (“RIC”).

36-08-184 (03/07) and 539355

Russell Investment Company*

Supplement dated March 2, 2007 to

Statement of Additional Information Dated March 1, 2007

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Growth Strategy**	September 30, 1997	March 1, 2007
Growth Strategy***	September 16, 1997	March 1, 2007
Balanced Strategy	September 16, 1997	March 1, 2007
Moderate Strategy	October 2, 1997	March 1, 2007
Conservative Strategy	November 7, 1997	March 1, 2007
Tax-Managed Global Equity	February 1, 2000	March 1, 2007#
2010 Strategy Fund	January 1, 2005	March 1, 2007
2020 Strategy Fund	January 1, 2005	March 1, 2007
2030 Strategy Fund	January 1, 2005	March 1, 2007
2040 Strategy Fund	January 1, 2005	March 1, 2007

*	On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.

**	On July 1, 2006 the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.

***	On July 1, 2006 the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.

#	As supplemented March 2, 2007.